Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, C3.ai, Inc. 2020 Equity Incentive Plan
Amount Registered | shares	10,360,509
Proposed Maximum Offering Price per Unit	10.12
Maximum Aggregate Offering Price	$ 104,848,351.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,479.56
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock of C3.ai, Inc. (the “Registrant”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock, as applicable. The amount registered represents an automatic annual increase on May 1, 2026 in the number of shares reserved for future issuance pursuant to the 2020 Plan in an amount equal to 7% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on April 30, 2026. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange (“NYSE”) on June 22, 2026.
2.Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock, as applicable. The amount registered represents an automatic annual increase on May 1, 2026 in the number of shares reserved for future issuance pursuant to the 2020 ESPP in an amount equal to 1% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on April 30, 2026. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the NYSE on June 22, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2020 ESPP.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, C3.ai, Inc. 2020 Employee Stock Purchase Plan
Amount Registered | shares	1,480,072
Proposed Maximum Offering Price per Unit	8.61
Maximum Aggregate Offering Price	$ 12,743,419.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,759.87
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock of C3.ai, Inc. (the “Registrant”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock, as applicable. The amount registered represents an automatic annual increase on May 1, 2026 in the number of shares reserved for future issuance pursuant to the 2020 Plan in an amount equal to 7% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on April 30, 2026. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange (“NYSE”) on June 22, 2026.